Taxes Other than Income Tax - Schedule of Taxes Other than Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income and Expenses [Abstract]
Property and land tax	$ 125,666	$ 113,254	$ 95,402
VAT	19,439	(1,785)	1,949
Fines and penalties related to taxes	21,346	3,227	(600)
Other taxes and penalties	5,996	10,876	32,133
Total taxes other than income tax	$ 172,447	$ 125,572	$ 128,884